HAWAII MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS — 96.3%
	GENERAL OBLIGATION — 18.2%
	APPROPRIATION — 18.2%
	City & County of Honolulu
$1,000,000	4.000%, 7/1/2033	$1,247,373
1,000,000	3.000%, 7/1/2035	1,129,580
1,200,000	4.000%, 9/1/2037	1,384,301
1,400,000	5.000%, 10/1/2037	1,607,413
735,000	4.000%, 9/1/2039	859,394
1,000,000	3.000%, 7/1/2040	1,112,875
1,100,000	5.000%, 9/1/2042	1,358,857
500,000	4.000%, 9/1/2043	589,631
1,000,000	5.000%, 8/1/2044	1,260,295
	County of Hawaii
1,025,000	5.000%, 9/1/2027	1,205,585
800,000	4.000%, 9/1/2031	914,783
460,000	5.000%, 9/1/2032	537,537
500,000	5.000%, 9/1/2033	600,741
1,500,000	4.000%, 9/1/2038	1,808,965
1,500,000	4.000%, 9/1/2040	1,802,481
	County of Maui
1,000,000	5.000%, 9/1/2023	1,078,323
3,000,000	2.125%, 6/1/2024	3,076,047
1,000,000	4.000%, 9/1/2028	1,119,357
675,000	4.000%, 3/1/2037	826,297
1,200,000	5.000%, 3/1/2040	1,534,406
	State of Hawaii
2,000,000	5.000%, 8/1/2030	2,227,592
1,500,000	3.375%, 1/1/2036	1,664,601
1,000,000	4.000%, 5/1/2036	1,146,462
		30,092,896
	TOTAL GENERAL OBLIGATION	30,092,896
	REVENUE BONDS — 78.1%
	APPROPRIATION — 9.0%
	Kauai County Community Facilities District
1,090,000	5.625%, 5/15/2033	1,104,250
2,250,000	5.750%, 5/15/2042	2,277,756
1,000,000	5.000%, 5/15/2049	1,148,787
	State of Hawaii Airports System Revenue
1,000,000	5.000%, 8/1/2023[1]	1,072,754
1,420,000	5.250%, 8/1/2024[1]	1,524,205
2,570,000	5.250%, 8/1/2026[1]	2,757,754
1,000,000	5.000%, 8/1/2027[1]	1,069,142
	State of Hawaii Department of Hawaiian Home Lands
680,000	5.000%, 11/1/2029	833,099

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Continued

December 31, 2021 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	APPROPRIATION (Continued)
$600,000	5.000%, 4/1/2030	$715,607
500,000	5.000%, 11/1/2030	611,688
800,000	5.000%, 4/1/2031	951,261
350,000	5.000%, 11/1/2031	427,119
300,000	5.000%, 4/1/2032	356,066
		14,849,488

	EDUCATION — 6.1%
	State of Hawaii Department of Budget & Finance
270,000	4.000%, 1/1/2032	312,656
435,000	3.000%, 1/1/2034	459,675
600,000	3.000%, 1/1/2035	632,751
585,000	3.000%, 1/1/2036	616,233
	University of Hawaii
2,000,000	5.000%, 10/1/2029	2,384,826
1,200,000	5.000%, 10/1/2030	1,430,204
1,600,000	5.000%, 10/1/2031	1,905,272
500,000	5.000%, 10/1/2034	576,196
655,000	5.000%, 10/1/2034	803,177
750,000	3.000%, 10/1/2036	837,545
		9,958,535

	HEALTHCARE — 12.9%
	State of Hawaii Department of Budget & Finance
2,900,000	5.000%, 11/15/2027	3,003,623
175,000	5.125%, 7/1/2031	186,815
3,200,000	5.125%, 11/15/2032	3,305,421
6,185,000	5.000%, 7/1/2035	7,038,159
4,055,000	5.250%, 11/15/2037	4,187,615
340,000	5.500%, 7/1/2038	364,423
435,000	4.000%, 7/1/2040	473,304
2,600,000	5.500%, 7/1/2043	2,784,751
		21,344,111

	HOUSING — 8.0%
	Hawaii Housing Finance & Development Corp.
40,000	3.125%, 9/1/2022	40,174
150,000	3.300%, 1/1/2026	151,728
2,430,000	4.750%, 10/1/2027	2,464,727
3,000,000	4.950%, 4/1/2029	3,064,563
4,035,000	3.750%, 1/1/2031	4,079,906
3,435,000	4.000%, 9/1/2033	3,448,706
		13,249,804

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Continued

December 31, 2021 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	SPECIAL TAX — 7.9%
	State of Hawaii Department of Budget & Finance
$1,890,000	4.000%, 3/1/2037[1]	$2,093,385
10,000,000	3.200%, 7/1/2039	10,929,470
		13,022,855

	TRANSPORTATION — 18.2%
	State of Hawaii Airports System Revenue
1,000,000	5.000%, 7/1/2035[1]	1,220,694
750,000	5.000%, 7/1/2041[1]	850,687
735,000	5.000%, 7/1/2043[1]	889,867
7,335,000	5.000%, 7/1/2045[1]	8,319,716
2,600,000	5.000%, 7/1/2048[1]	3,138,938
	State of Hawaii Harbor System Revenue
1,000,000	4.000%, 7/1/2037	1,204,339
2,100,000	4.000%, 7/1/2039	2,510,678
3,475,000	4.000%, 7/1/2040	4,147,882
	State of Hawaii State Highway Fund
1,250,000	4.000%, 1/1/2034	1,417,795
1,360,000	4.000%, 1/1/2035	1,540,637
425,000	5.000%, 1/1/2036	532,809
2,200,000	5.000%, 1/1/2040	2,865,480
1,105,000	5.000%, 1/1/2041	1,436,034
		30,075,556

	WATER & SEWER — 16.0%
	City & County of Honolulu Wastewater System Revenue
1,520,000	5.000%, 7/1/2036	1,790,002
500,000	4.000%, 7/1/2037	597,040
2,000,000	4.000%, 7/1/2038	2,315,448
1,750,000	4.000%, 7/1/2039	2,082,829
3,250,000	4.000%, 7/1/2044	3,831,168
2,990,000	4.000%, 7/1/2049	3,504,968
2,175,000	5.000%, 7/1/2049	2,711,551
	Honolulu City & County Board of Water Supply
1,000,000	5.000%, 7/1/2028	1,260,396
1,470,000	5.000%, 7/1/2029	1,896,703
1,545,000	5.000%, 7/1/2030	2,037,475
800,000	3.000%, 7/1/2037	891,890
2,035,000	4.000%, 7/1/2046	2,469,708

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Continued

December 31, 2021 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	WATER & SEWER (Continued)
$700,000	5.000%, 7/1/2050	$911,142
		26,300,320
	TOTAL REVENUE BONDS	128,800,669
	TOTAL HAWAII MUNICIPAL BONDS
	(Cost $152,454,384)	158,893,565
	PRE-REFUNDED HAWAII MUNICIPAL BONDS[2] — 1.6%
	GENERAL OBLIGATION — 0.2%
	APPROPRIATION — 0.2%
	County of Kauai
400,000	3.125%, 8/1/2023[1]	406,531

	REVENUE BONDS — 1.4%
	WATER & SEWER — 1.4%
	City & County of Honolulu Wastewater System Revenue
2,000,000	5.000%, 7/1/2032	2,315,480
	TOTAL PRE-REFUNDED HAWAII MUNICIPAL BONDS
	(Cost $2,601,819)	2,722,011

	TOTAL INVESTMENTS — 97.9%
	(Cost $155,056,203)	161,615,576

	Other Assets in Excess of Liabilities — 2.1%	3,430,266
	TOTAL NET ASSETS — 100.0%	$165,045,842

[1]	Securities that are subject to alternative minimum tax represent 14.14% of the Fund’s net assets.
[2]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - Concluded

December 31, 2021 (Unaudited)

Municipal Issuance/Industry Type	Percent of Total Net Assets
Hawaii Municipal Bonds
General Obligation
Appropriation	18.2%
Revenue Bonds
Appropriation	9.0%
Education	6.1%
Healthcare	12.9%
Housing	8.0%
Special Tax	7.9%
Transportation	18.2%
Water & Sewer	16.0%
Total Hawaii Municipal Bonds	96.3%
Pre-Refunded Hawaii Municipal Bonds
General Obligation
Appropriation	0.2%
Revenue Bonds
Water & Sewer	1.4%
Total Pre-Refunded Hawaii Municipal Bonds	1.6%
Total Investments	97.9%
Other Assets in Excess of Liabilities	2.1%
Total Net Assets	100.0%